Related party transactions - Analysis of Related Party Receivable Balances (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jul. 02, 2018	Nov. 30, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Total related party receivables	$ 686,000,000	$ 716,000,000
Amounts due from related parties	141,000,000	177,000,000
Amounts due from related parties	545,000,000	539,000,000
Repayments received against related party loans	(20,000,000)
Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables	489,000,000	476,000,000
Related party loans and interest | SeaMex seller's credit and loans receivable
Related Party Transaction [Line Items]
Total related party receivables	$ 409,000,000	398,000,000
Interest rate on related party receivable	6.50%
Related party loans and interest | Seabras loans receivable
Related Party Transaction [Line Items]
Total related party receivables	$ 80,000,000	78,000,000
Related party loans and interest | Seabras loans receivable | Minimum
Related Party Transaction [Line Items]
Interest rate on related party receivable	3.40%
Related party loans and interest | Seabras loans receivable | LIBOR | Maximum
Related Party Transaction [Line Items]
Interest rate on related party receivable	3.99%
Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables	$ 45,000,000	59,000,000
Deferred consideration arrangements | Seadrill Partners | Disposed of by sale
Related Party Transaction [Line Items]
Total related party receivables	45,000,000	59,000,000
Deferred consideration arrangements | Seadrill Partners | Disposed of by sale | West Polaris
Related Party Transaction [Line Items]
Total related party receivables	0	1,000,000
Adjustments, increase (decrease), Amount due from related parties			$ 1,000,000
Mobilization receivable | Seadrill Partners | Disposed of by sale | West Vela
Related Party Transaction [Line Items]
Total related party receivables	24,000,000	31,000,000
Share of dayrate | Seadrill Partners | Disposed of by sale | West Vela
Related Party Transaction [Line Items]
Total related party receivables	21,000,000	27,000,000
Adjustments, increase (decrease), Amount due from related parties			$ 29,000,000
Convertible bond
Related Party Transaction [Line Items]
Total related party receivables	49,000,000	43,000,000
Trading balances
Related Party Transaction [Line Items]
Total related party receivables	103,000,000	$ 138,000,000
Sellers credit | SeaMex seller's credit and loans receivable
Related Party Transaction [Line Items]
Total related party receivables					$ 250,000,000
Working capital loan | SeaMex seller's credit and loans receivable
Related Party Transaction [Line Items]
Total related party receivables				$ 45,000,000
Accrued interest | SeaMex seller's credit and loans receivable
Related Party Transaction [Line Items]
Total related party receivables	114,000,000
Accrued interest | Seabras loans receivable
Related Party Transaction [Line Items]
Total related party receivables	10,000,000
Loan principal | Seabras loans receivable
Related Party Transaction [Line Items]
Total related party receivables	$ 70,000,000